Expense Example, No Redemption	Apr. 30, 2026 USD ($)
Bahl & Gaynor Dividend ETF | Bahl & Gaynor Dividend ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Bahl & Gaynor Income Growth ETF | Bahl & Gaynor Income Growth ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Bahl & Gaynor Small Cap Dividend ETF | Bahl & Gaynor Small Cap Dividend ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF | AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750